FutureFunds Series Account
                 of Great-West Life & Annuity Insurance Company

                      Supplement dated May 31, 2005 to the
                    Prospectus for FutureFunds Series Account
                                dated May 1, 2005

Effective after the close of the New York Stock Exchange on July 22, 2005, one new Investment Division is being added as new investment options.

o        STI Classic Small Cap Growth Stock - Class T

Effective after the close of the New York Stock Exchange on August 26, 2005, three Investment Divisions are being closed to incoming Transfer and new Contributions.

o        AIM Small Cap Growth A
o        Maxim MFS(R) Small-Cap Growth
o        RS Diversified Growth

As a result, please note the following changes to your prospectus and retain this supplement for future reference. You may obtain a prospectus for each new Eligible Fund by calling Great-West at 800-468-8661, or by writing to Great-West at P.O. Box 1700 Denver, Colorado 80201-9925. You should read an Eligible Fund's prospectus carefully before making a decision to invest in the related Investment Division.

On Page 2 of the prospectus under the heading "Allocating your money," please delete the list of Eligible Funds and replace it with the following:

AIM Blue Chip-Class A Shares1               Maxim Ariel Mid-Cap Value
AIM Dynamics (formerly INVESCO Dynamics)    Maxim Ariel Small-Cap Value
-Investor Share Class1                      Maxim Bond Index
AIM Small Cap Growth - Class A2             Maxim Growth Index
Alger American Balanced - Class O1          Maxim Index 600
Alger American MidCap Growth - Class O      Maxim INVESCO ADR
American Century Income & Growth            Maxim Loomis Sayles Bond
American Century(R) Equity  Income          Maxim Loomis Sayles Small-Cap Value
Artisan International                       Maxim MFS(R) Small-Cap Growth2
Federated Capital Appreciation - Class A    Maxim Money Market
Fidelity VIP Contrafund(R) - Initial Class  Maxim Stock Index
Fidelity VIP Growth - Initial Class         Maxim T. Rowe Price Equity-Income
Franklin Small-Mid Cap Growth - Class A     Maxim T. Rowe Price MidCap Growth
Janus Aspen Series Worldwide Growth         Maxim Templeton International Equity
  - Institutional Shares                    Maxim U.S. Government Securities
Janus Fund                                  Maxim Value Index
Janus Twenty                                Maxim Aggressive Profile I
Janus Worldwide                             Maxim Conservative Profile I
Legg Mason Value Trust - Financial          Maxim Moderate Profile I
 Intermediary Class                         Maxim Moderately Aggressive
Liberty Asset Allocation Fund, Variable        Profile I
 Series - Class A                           Maxim Moderately Conservative
MFS Strategic Growth Fund1 - Class A           Profile I
Oppenheimer Capital Appreciation -Class A   RS Diversified Growth2
Oppenheimer Global - Class A                RS Emerging Growth
PIMCO Total Return - Administrative Class   STI Classic Small Cap Growth Stock
Pioneer Equity Income VCT II                   - Class T
The Jensen Portfolio - Class R


1 These Investment Divisions are no longer open to incoming transfers and do not accept new Contributions.
2 Effective August 26, 2005, these Investment Divisions will no longer be open to incoming transfers and will not accept new Contributions. You may change your Contribution allocations to and transfer out of these Investment Divisions at any time. If you do not change your Contribution allocations into these Investment Divisions prior to August 26, 2005, Contributions received after that date will be allocated to the STI Classic Small Cap Growth Stock
Investment Division.

On Page 6 of the prospectus under the heading "Allocation of Contributions," please delete the last sentence of this paragraph and replace it with the following:

The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer: AIM Blue Chip Fund, AIM Small Cap Growth Fund, American Century(R) Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, AIM Dynamics Fund (formerly INVESCO Dynamics Fund), Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, The Jensen Portfolio, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, PIMCO Total Return Fund, RS Diversified Growth Fund, RS Emerging Growth Fund and STI Classic Small Cap Growth Stock.

On Page 20 please insert the following disclosure immediately above the heading "The Jensen Portfolio":

STI Classic Funds

STI Classic Small Cap Growth Stock Fund (Class T) seeks to provide long-term capital appreciation by investing in U.S. companies with market capitalizations of up to $3 billion that demonstrate above-average growth potential.

On Page 21 under the heading "Eligible Fund Investment Advisers," insert the following:

STI Classic Funds are managed by Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.